RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2026
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 8 — RELATED PARTY TRANSACTIONS

a. Nature of relationships with related parties

Name	Relationship with the Company
Mr. Jie Xiao	Chairman of the Board, Co-Chief Executive Officer (“co-CEO”) of the Company
Ms. Meiqi Chen	One of the shareholders of Xinjiang YSX
Mr. Bin Wang	Supervisor of Anjielun, Xinjiang YSX and Guangdong Hengding Technology Co., Ltd. (“Hengding”)
Ms. Ruomei Wu	Largest shareholder of Xihang
Mr. Yizhuo Tan	Director of Xinjiang YSX and also one of the shareholders of Xinjiang YSX
Mr. Weiqiang Zhen	Legal representative of Xihang
Guangzhou Yinqi Refrigeration Decoration Engineering Co., Ltd. (“Guangzhou Yinqi”)	Mr. Yizhuo Tan holds 40% ownership interest in this entity and also is the general manager, executive director and legal representative of this entity
Chongqing Yinzhi Business Service Co. Ltd. (“ Chongqing Yinzhi”)	Mr. Yizhuo Tan is the legal representative, executive director and general manager of this entity
Guangzhou Dayong Insurance Agency Co. Ltd. (“Dayong”)	An entity affiliated with one of the shareholders of Xinjiang YSX, Ms. Qian Zeng
Mr. Geran Xiao	Chief Financial Officer (“CFO) of the Company and one of the shareholders of Xinjiang YSX
Guangzhou Tea Source Technology Co. Ltd. (“Tea Source”)	An entity controlled by Mr. Geran Xiao
Guangzhou Auto Service Technology Co., Ltd. (“GZ Auto Service”)	Ms. Meiqi Chen holds 40% ownership interest in this entity and also is the supervisor of this entity

b. Revenue and accounts receivable by related parties

Revenue and accounts receivable from related parties consists of the following:

		Revenue
		For the years ended March 31,
Name	Nature of service contract	2026	2025	2024
Guangzhou Dayong Insurance Agency Co. Ltd. (“Dayong”)	Auto insurance aftermarket value-added services	$22,964,495	$19,894,638	$11,927,909
Total	Total	$22,964,495	$19,894,638	$11,927,909

		Accounts receivable
		As of March 31,
Name	Nature of service contract	2026	2025
Guangzhou Dayong Insurance Agency Co. Ltd. (“Dayong”)	Auto insurance aftermarket value-added services	$18,674,421	$5,381,535
Total		$18,674,421	$5,381,535

During the years ended March 31, 2026, 2025 and 2024, the Company provided auto insurance aftermarket value-added services and software development and information technology services to certain related parties and generated related service revenue. As of March 31, 2026 and 2025, the outstanding accounts receivable from related parties amounted to $18,674,421 and $5,381,535, respectively. The March 31, 2025 accounts receivable from related parties have been fully collected. The March 31, 2026 accounts receivable from related parties have been 44.9% collected as of the date of this report.

c. Due from a related party

Due from a related party consists of the following:

	As of March 31
Name	2026	2025
Mr. Jie Xiao	$—	$198,611
Total due from a related party	$—	$198,611

The Company has, in the past, advanced cash to related parties for business purpose and recorded advances as due from related parties in the consolidated financial statements. Such advances were non-interest bearing and due upon demand. The amounts due from a related party as of March 31, 2025, has been collected. There was no such balance as of March 31, 2026.

d. Due to related parties

Due to related parties consists of the following:

	As of March 31
Name	2026	2025
Mr. Jie Xiao	$175,785	$137,805
Mr. Bin Wang	—	3,430
Total due to related parties	$175,785	$141,235

As of March 31, 2026 and 2025, the balance of due to related parties was comprised of an advance from the Company’s related parties used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

e. Loan borrowed from a related party

Because of certain restrictions from the PRC financial institutions, on June 2, 2023, Mr. Jie Xiao, entered into a loan agreement with Guangzhou Rural Commercial Bank Co. Ltd. (“GZ Rural Bank”) to borrow RMB 10 million (approximately $1,378,037) for three years, with loan maturity date on June 2, 2026. The loan bears interest at a variable rate calculated based on the prevailing interest rates set by the People’s Bank of China at the time of borrowing, plus 55 basis points, and the effective interest rate is 4.10% per annum. Xinjiang YSX and its branch company Guangzhou YSX provided guarantee to this loan. The Company’s shareholder Mr. Weiqiang Zhen pledged his personal assets as collateral with GZ Rural Bank to further secure this loan. At the same time, the Company signed a loan agreement with Mr. Jie Xiao to borrow the RMB 10 million (approximately $1,378,037) with the same borrowing terms and interest rate. The purpose of this borrowing is to obtain funds to support the Company’s working capital needs, especially for making payments to external vendors to perform the outsourced value-added services. The loan was fully repaid as of March 31, 2025. There was no such related party loan as of March 31, 2026.

f. Loan guarantees provided by related parties

From December 9, 2024 to January 2, 2025, YSX Network entered multiple loan agreements with China CITIC Bank to borrow an aggregate of loans of RMB10 million (approximately $1,449,696) for its working capital needs, with loan maturity dates ranging between December 31, 2024 to January 2, 2026. Mr. Jie Xiao provided a guarantee for loans of up to RMB10 million (approximately $1,449,696) that YSX Network may borrow from China CITIC Bank during the period from December 6, 2024 to November 21, 2025. The loan was repaid upon maturity(see Note 6).

On December 5, 2025, YSX Network renewed a loan of RMB4.99 million (approximately $723,398) with China CITIC Bank to extend the loan maturity date to December 4, 2026. In addition, on December 25, 2025, YSX Network renewed a loan of RMB5.0 million (approximately $724,848) with China CITIC Bank to extend the loan maturity date to December 24, 2026. Mr. Jie Xiao and Xinjiang YSX separately signed a guarantee agreement to provide a guarantee for loans of up to RMB10.0 million (approximately US$1,449,696) that YSX Network may borrow from China CITIC Bank during the borrowing period. (see Note 6).

In connection with the loans that YSX Network borrowed from Bank of Guangzhou, Mr. Jie Xiao and Xinjiang YSX separately signed a guarantee agreement to provide a guarantee for loans of up to RMB8.0 million (approximately US$1,159,756) that YSX Network may borrow from Bank of Guangzhou during the borrowing period. (see Note 6).

On December 2, 2025, Xihang entered into a loan agreement with Xingye Bank to borrow RMB4.0 million (approximately $579,878) for its working capital needs for one year, with a loan maturity date of December 1, 2026. Mr. Weiqiang Zhen, legal representative of Xihang, and Mr. Jie Xiao, separately signed a guarantee agreement with Xingye Bank to provide a credit guarantee on this loan during the borrowing period. (see Note 6).

On January 17, 2026, YSX Network entered into a loan agreement with Pingan Bank to borrow RMB 3.0 million (approximately $434,909) for its working capital needs for one year, with a loan maturity date of January 17, 2027. Mr. Jie Xiao signed a guarantee agreement with Pingan Bank to provide a credit guarantee on this loan during the borrowing period. (see Note 6).

On December 24, 2024, YSX Network entered into a loan agreement with BOC to borrow RMB5.0 million (approximately $724,848) for its working capital needs for three years, with a loan maturity date of December 23, 2027. Mr. Jie Xiao and Xinjiang YSX each entered into a loan guarantee agreement with BOC to guarantee loans of up to RMB5.0 million (approximately US$724,848) that YSX Network may borrow from BOC during the period from December 20, 2024 to December 31, 2034. (see Note 6).

On March 27, 2025, Guangzhou YSX entered into a loan agreement with BOC to borrow RMB5.0 million (approximately $724,848) for its working capital needs for three years, with a loan maturity date of March 26, 2028. Mr. Jie Xiao and Xinjiang YSX each entered into a loan guarantee agreement with BOC to guarantee loans of up to RMB 5.0 million (approximately $724,848) that Guangzhou YSX may borrow from BOC during the period from March 10, 2025 to December 31, 2035 (see Note 6).